SALARIES AND EMPLOYEES BENEFITS	12 Months Ended
Dec. 31, 2019
SALARIES AND EMPLOYEES BENEFITS
SALARIES AND EMPLOYEES BENEFITS

27           SALARIES AND EMPLOYEES BENEFITS

This item consists of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Salaries	1,816,939	1,738,913	1,662,327
Vacations, medical assistance and others	360,334	336,609	319,384
Bonuses	264,171	248,704	237,192
Workers’ profit sharing	252,850	228,786	220,967
Social security	200,935	184,489	205,714
Additional participation	243,787	233,146	188,870
Severance indemnities	151,945	142,363	132,396
Share-based payment plans	120,062	106,865	104,170
Total	3,411,023	3,219,875	3,071,020